Submission	Apr. 01, 2025
Submission [Line Items]
Central Index Key	0001849635
Registrant Name	Trump Media & Technology Group Corp.
Form Type	S-3
Submission Type	S-3
Fee Exhibit Type	EX-FILING FEES